Exploration and Evaluation Expenditures (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Acquisition costs:
Balance, beginning of period	$ 32,689,752	$ 24,876,035
Acquisition of property	1,779,725	6,826,222
Effect of movement in foreign exchange rates	1,669,242	987,495
Balance, period end	36,138,719	32,689,752
Exploration Costs:
Balance, beginning period	8,437,749	6,714,159
Exploration costs	6,585,112	1,457,061
Effect of movement in foreign exchange rates	430,859	266,529
Balance, period end	15,453,720	8,437,749
Exploration and evaluation assets	51,592,439	41,127,501
California property
Acquisition costs:
Balance, beginning of period	18,459,358	12,768,549
Acquisition of property	126,087	5,183,941
Effect of movement in foreign exchange rates	942,593	506,868
Balance, period end	19,528,038	18,459,358
Exploration Costs:
Balance, beginning period	4,332,732	4,153,051
Exploration costs	4,790	14,820
Effect of movement in foreign exchange rates	221,244	164,861
Balance, period end	4,558,766	4,332,732
Exploration and evaluation assets	24,086,804	22,792,090
Arkansas property
Acquisition costs:
Balance, beginning of period	14,230,394	12,107,486
Acquisition of property	1,354,400	1,642,281
Effect of movement in foreign exchange rates	726,649	480,627
Balance, period end	16,311,443	14,230,394
Exploration Costs:
Balance, beginning period	4,105,017	2,561,108
Exploration costs	3,532,793	1,442,241
Effect of movement in foreign exchange rates	209,615	101,668
Balance, period end	7,847,425	4,105,017
Exploration and evaluation assets	24,158,868	$ 18,335,411
Other Smackover Exploration
Acquisition costs:
Acquisition of property	299,238
Balance, period end	299,238
Exploration Costs:
Exploration costs	3,047,529
Balance, period end	3,047,529
Exploration and evaluation assets	$ 3,346,767